Segment information - Segment contribution and reconciliation to income before taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net sales	$ 10,319	$ 9,836	$ 9,370
Other revenues	82	75	85
Cost of net sales	(4,592)	(4,328)	(4,141)
Cost of other revenues	(64)	(71)	(67)
Selling, general & administration	(3,449)	(3,250)	(3,209)
Research & development	(990)	(876)	(828)
Other income	169	77	80
Other expense	(115)	(50)	(251)
Operating income	1,360	1,413	1,039
Interest expense	(204)	(192)	(189)
Other financial income & expense	22	43	(18)
Share of (loss) from associated companies	(18)	(8)	0
Income before taxes	1,160	1,256	832
Total depreciation of property, plant & equipment	(417)	(392)	(385)
Total depreciation of right-of-use assets	(89)	(83)	(91)
Total impairment charges on property, plant & equipment, net	0	(1)	0
Total equity-based compensation	(171)	(162)	(159)
Operating segments
Disclosure of operating segments [line items]
Net sales	10,319	9,836	9,370
Operating segments | Surgical
Disclosure of operating segments [line items]
Net sales	5,751	5,522	5,314
Other revenues	3	4	0
Cost of net sales	(2,167)	(2,014)	(1,898)
Cost of other revenues	(3)	(4)	0
Selling, general & administration	(1,527)	(1,461)	(1,435)
Research & development	(597)	(580)	(527)
Other income	0	0	0
Other expense	0	0	0
Operating income	1,460	1,467	1,454
Total depreciation of property, plant & equipment	(163)	(147)	(144)
Total depreciation of right-of-use assets	(52)	(50)	(49)
Total impairment charges on property, plant & equipment, net	0	(1)	0
Total equity-based compensation	(81)	(81)	(78)
Operating segments | Vision Care
Disclosure of operating segments [line items]
Net sales	4,568	4,314	4,056
Other revenues	79	71	85
Cost of net sales	(1,649)	(1,605)	(1,535)
Cost of other revenues	(61)	(67)	(67)
Selling, general & administration	(1,587)	(1,467)	(1,473)
Research & development	(369)	(284)	(289)
Other income	0	0	0
Other expense	0	0	0
Operating income	981	962	777
Total depreciation of property, plant & equipment	(250)	(241)	(237)
Total depreciation of right-of-use assets	(36)	(33)	(42)
Total equity-based compensation	(68)	(58)	(64)
Not allocated to segments
Disclosure of operating segments [line items]
Net sales	0	0	0
Other revenues	0	0	0
Cost of net sales	(776)	(709)	(708)
Cost of other revenues	0	0	0
Selling, general & administration	(335)	(322)	(301)
Research & development	(24)	(12)	(12)
Other income	169	77	80
Other expense	(115)	(50)	(251)
Operating income	(1,081)	(1,016)	(1,192)
Interest expense	(204)	(192)	(189)
Other financial income & expense	22	43	(18)
Share of (loss) from associated companies	(18)	(8)	0
Total depreciation of property, plant & equipment	(4)	(4)	(4)
Total depreciation of right-of-use assets	(1)	0	0
Total equity-based compensation	$ (22)	$ (23)	$ (17)